                                         Registration Nos. 33-6790 and 811-4719
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D. C. 20549
                                ----------------
                                   FORM N-1A
        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Pre-Effective Amendment No. ___
                        Post-Effective Amendment No. 16
                                     and/or
                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940
                                Amendment No. 16
                        (Check appropriate box or boxes)
                                ----------------
                               THE WESTWOOD FUNDS
               (Exact Name of Registrant as Specified in Charter)
                              One Corporate Center
                              Rye, New York 10580
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 422-3554

                                 Susan M. Byrne
                                885 Third Avenue
                            New York, New York 10022
                    (Name and Address of Agent for Service)
                                   copies to:
       Steven R. Howard, Esq.                       Bruce N. Alpert
         Baker & McKenzie                         Teton Advisers LLC
        805 Third Avenue                         One Corporate Center
     New York, New York 10022                    Rye, New York 10580
                                ----------------
       It is proposed that this filing will be effective (check appropriate box)
       /_/ immediately upon filing pursuant to paragraph (b) of Rule 485 /_/ on (date) pursuant to paragraph (b) of Rule 485
       /X/ 60 days after filing pursuant to paragraph (a) of Rule 485
       / / on ________ pursuant to paragraph (a) of Rule 485

Registrant has registered an indefinite number of its shares of beneficial interest under the Securities Act of 1933 pursuant to Section 24(f) of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended September 30, 1996 was filed on November 22, 1996.

Total Pages:
Exhibit Index:

Part A; Part B; and Part C Items 24(a) 24(b)(1) through 24(b)(9) and Item 24(b) (12) through 24(b)(16)(e) and Item 24(24(b)(17) through Item 32 are incorporated by reference to Post-Effective Amendment No. 15 of the Registration Statement on Form N1-A filed on February 20, 1997.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 3rd day of April 1997.

                               THE WESTWOOD FUNDS

                               BY: * Bruce Alpert
                                   ------------------------
                               Vice President and Treasurer

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

         Signature                              Title                             Date

* Susan M. Byrne                                Trustee, President &              April, 3, 1997
--------------------------                      Principal Executive
 Susan M. Byrne                                 Officer


* Anthony J. Colavita                           Trustee                           April 3, 1997
-------------------------
Anthony J. Colavita

* James P. Conn                                 Trustee                           April 3, 1997
---------------------------
James P. Conn

* Werner Roeder, M.D.                           Trustee                           April 3, 1997
---------------------
Werner Roeder, M.D.

By /s/ James R. Foggo
   ---------------------
Attorney-in-Fact



------------

* Pursuant to Power of Attorney filed as Exhibit 16(f) to this Post-Effective Amendment.

EXHIBIT INDEX


EXHIBIT NO.                          DESCRIPTION OF EXHIBIT

    10.(B)                           Consent of Baker & McKenzie

    11                               Consent of Independent Auditors

    16.(F)                           Power of Attorney

    16.(F)                           Power of Attorney

    16.(F)                           Power of Attorney

    16.(f)                           Power of Attorney